UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Pike Capital Management LLC
Address:          275 Madison Avenue, Suite 418
                  New York, New York 10016

Form 13F File Number: 028-12867

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin R. Arps
Title:            Chief Financial Officer
Phone:            (212) 878-8818

Signature, Place, and Date of Signing:

     /s/ Kevin R. Arps          New York, New York         July  18, 2008
     -------------------        ------------------         --------------
        [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:     $33,326 (thousands)


List of Other Included Managers:

         None.


                                                                         13F Report
                                                Name of Reporting Managers: Pike Capital Management LLC
                                                                          6/30/08

                                                                                                       VOTING   VOTING    VOTING
                                                           VALUE    SHRS OR   PUT/ INVESTMENT  OTHER AUTHORITY AUTHORITY AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT   CALL DISCRETION MANAGERS  SOLE    SHARED     NONE
AMERICAN DAIRY INC            COM             025334103   $14,826   1,881,519        Sole             1,881,519
AMERICAN ORIENTAL             COM             028731107   $11,351   1,150,000        Sole             1,150,000
INDUSTRIAL ENTERPRISES OF     COM NEW         456132208      $312   3,471,666        Sole             3,471,666
PARLUX FRAGRANCES INC         COM             701645103    $5,250   1,050,000        Sole             1,050,000
THINKORSWIM GROUP INC         COM             88409C105    $1,586     225,000        Sole               225,000

                                                          -------------------
                                                                     $ 33,326
                                                          -------------------